Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
5.    Marketable Securities
The Company values its marketable securities using independent pricing services which normally derive security prices from recently reported trades for identical or similar securities, making adjustments based on significant obs
e
rvable transactions. At each balance sheet date, observable market inputs may include trade information, broker or dealer quotes, bids, offers or a combination of these data sources.
The following table summarizes the Company’s marketable debt securities, classified as available-for-sale:

	Fair Value Measurements as of June 30, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$126,954	$5	$(6)	$126,953
U.S. government agency bonds	20,496	9	(6)	20,499

	$147,450	$14	$(12)	$147,452

	Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$131,927	$12	$—	$131,939
U.S. government agency bonds	29,995	5	—	30,000

	$161,922	$17	$—	$161,939

The Company holds investment grade marketable securities, and none were considered to be in an unrealized loss position as of June 30, 2021 and December 31, 2020. As a result, the Company did not record any reserves for credit losses related to its marketable debt securities during the periods then ended. Marketable securities include $0.1 million in accrued interest at June 30, 2021 and December 31, 2020.

5. Marketable Securities
The Company values its marketable securities using independent pricing services which normally derive security prices from recently reported trades for identical or similar securities, making adjustments based on significant observable transactions. At each balance sheet date, observable market inputs may include trade information, broker or dealer quotes, bids, offers or a combination of these data sources.
The following table summarizes the Company
’s m
arketable debt securities, classified as
available-for-sale:

	Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$131,927	$12	$—	$131,939
U.S. government agency bonds	29,995	5	—	30,000

	$161,922	$17	$—	$161,939

	Fair Value Measurements as of December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$17,526	$10	$—	$17,536

	$17,526	$10	$—	$17,536

The Company holds investment grade marketable securities, and none were considered to be in an unrealized loss
position as of December 31, 2020 and 2019. As a result, the Company did not record any reserves for credit losses related to its marketable debt securities during the years then ended. Marketable securities include $0.1 million in accrued interest for each of the years ended December 31, 2020 and December 31, 2019.